Provisions for discounts, rebates and sales returns	12 Months Ended
Dec. 31, 2018
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Provisions for discounts, rebates and sales returns

D.23. Provisions for discounts, rebates and sales returns

Adjustments between gross sales and net sales, as described in Note B.14., are recognized either as provisions or as reductions in accounts receivable, depending on their nature.

The table below shows movements in these items:

(€ million)	Government and State programs(a)	Managed care and GPO programs(b)	Chargeback incentives	Rebates and discounts	Sales returns	Other deductions	Total
Balance at January 1, 2016	2,173	672	349	944	480	5	4,623

Provision related to current period sales	5,240	1,869	4,132	5,394	547	14	17,196
Net change in provision related to prior period sales	(6)	—	(8)	(20)	18	(1)	(17)
Payments made	(5,078)	(1,796)	(4,204)	(5,230)	(509)	(15)	(16,832)
Currency translation differences	69	26	11	23	14	—	143

Balance at December 31, 2016(c)	2,398	771	280	1,111	550	3	5,113

Provision related to current period sales	5,131	2,027	4,069	5,897	537	29	17,690
Net change in provision related to prior period sales	(46)	(11)	(8)	30	(11)	—	(46)
Payments made	(5,129)	(2,031)	(3,925)	(5,897)	(466)	(26)	(17,474)
Currency translation differences	(268)	(93)	(39)	(74)	(63)	—	(537)

Balance at December 31, 2017(c)	2,086	663	377	1,067	547	6	4,746

Changes in scope of consolidation	37	2	—	(123)	—	2	(82)
Provision related to current period sales	4,624	2,038	3,620	5,942	465	56	16,745
Net change in provision related to prior period sales	(2)	(4)	(1)	(11)	(35)	3	(50)
Payments made	(4,673)	(2,055)	(3,714)	(5,732)	(448)	(54)	(16,676)
Currency translation differences	76	30	12	(3)	17	—	132

Balance at December 31, 2018(c)	2,148	674	294	1,140	546	13	4,815

(a)	Primarily the US government’s Medicare and Medicaid programs.
(b)	Mainly rebates and other price reductions granted to healthcare authorities in the United States.
(c)	Provisions related to US net sales amounted to €3,509 million as of December 31, 2018, €3,487 million as of December 31, 2017 and €3,818 million as of December 31, 2016.